PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Retainer for workover rigs	$ 240,000	$ 240,000
Legal Retainer	50,000
Prepaid insurance	418,949	575,498	$ 45,298
Prepaid interest	24,374
Prepaid annual Nasdaq fee	52,500
Prepaid expense	3,444	3,444	44,975
Prepaid taxes	133,198	133,198
Deferred closing costs			8,417
Security deposit	5,050	5,050	5,050
Other	9,986	9,986	9,986
Total prepaid expenses and other current assets- current	937,501	967,176	$ 113,726
Retainer for workover rigs	300,000	360,000
Total prepaid expenses-noncurrent	$ 300,000	$ 360,000